UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2012

If amended report check here:     [ ]     Amendment Number:

This Amendment(check only one):     [ ] is a restatement
                                    [ ] adds new holding Entries Institutional

Investment Manager Filing this Report:

Name:         OVERLOOK INVESTMENTS (BVI) LIMITED

Address:      TMF Place, P.O. Box 964, Road Town

              Tortola, British Virgin Islands,VG1110

Form 13F File Number: TO BE ASSIGNED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MICHAEL LONERGAN

Title:     DIRECTOR

Phone:     852 2912 0805

Signature,Place, and Date of Signing

/s/      MICHAEL LONERGAN          JAPAN               FEBRUARY 14, 2013
        [Signature]                [City, State]       [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number      Name

TO BE ASSIGNED       OVERLOOK HOLDINGS LIMITED